Deferred Costs (Tables) - Vencore Holding Corp. and KGS Holding Corp.	3 Months Ended
Mar. 30, 2018
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Schedule of Changes in Deferred Direct and Indirect Costs
Changes in the asset are as follows (in thousands):

Balance at December 31, 2014	$11,159
Add: Severance and related costs	4,614
Add: Write‑off of a building(a)	4,208
Add: Professional and other fees	2,399
Less: Costs released to contracts	(2,854)
Balance at December 31, 2015	$19,526
Add: Severance and related costs	1,187
Add: Professional and other fees	175
Less: Costs released to contracts	(6,493)
Balance at December 31, 2016	$14,395
Add: Severance and related costs	167
Less: Costs released to contracts	(5,143)
Balance at December 31, 2017	$9,419
Add: Severance and related costs	16
Less: Costs released to contracts	(1,194)
Balance at March 30, 2018 (unaudited)	$8,241
(a)    Represents the write‑off of a building that was captured in deferred contract costs.

Changes in Restructuring Related Liability
Changes in the asset are as follows (in thousands):

Balance at December 31, 2014	$9,939
Add: Production costs	6,853
Less: Costs released to contracts	(646)
Balance at December 31, 2015	16,146
Add: Production costs	6,619
Less: Costs released to contracts	(6,181)
Balance at December 31, 2016	16,584
Add: Production costs	23,214
Less: Costs released to contracts	(20,309)
Balance at December 31, 2017	19,489
Add: Production costs	7,716
Less: Costs released to contracts	(6,372)
Balance at March 30, 2018 (unaudited)	$20,833
Changes in the related liability are as follows (in thousands):

	Severance and Related Costs	Professional and Other Fees	Total
Balance as of December 31, 2014	$3,250	$47	$3,297
Additions	4,614	2,399	7,013
Cash payments	(7,298)	(2,432)	(9,730)
Balance as of December 31, 2015	566	14	580
Additions	1,187	175	1,362
Cash payments	(1,753)	(189)	(1,942)
Balance as of December 31, 2016	—	—	—
Additions	167	—	167
Cash payments	(167)	—	(167)
Balance as of December 31, 2017	—	—	—
Additions	16	—	16
Cash payments	(16)	—	(16)
Balance as of March 30, 2018 (unaudited)	$—	$—	$—

Model for Calculating Deferred Direct Costs
Keypoint’s model for calculating deferred direct costs is as follows:

Total cost of production (for any period)	= Cost per SU X	Number of SU’s on partially completed cases (in any period)	= Deferred Direct Cost
Total # of SU’s produced (in that period)
where SU represents the Source Unit, Keypoint’s measurement of the amount of work.